Fees Summary	Jan. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 993,891.63
Previously Paid Amount	(0)
Total Fee Amount	137.26
Total Offset Amount	(0)
Net Fee	$ 137.26